Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards

Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Emerging Growth Company
Emerging Growth Company
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Following the completion of the Merger on March 28, 2024 (see Note 16), the Company qualified as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Pursuant to the JOBS Act, an emerging growth company is provided the option to adopt new or revised accounting standards that may be issued by FASB or the SEC either (i) within the same periods as those otherwise applicable to non-emerging
growth companies or (ii) within the same time periods as private companies. The Company intends to take advantage of the exemption for complying with new or revised accounting standards within the same time periods as private companies, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. As a result, the Company’s financial statements may not be comparable to those public companies that comply with new or revised accounting pronouncements as of public company effective dates. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for nonpublic companies.

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected within these consolidated financial statements include, but are not limited to, revenue recognition, the valuation of the Company’s common stock, Convertible Preferred Stock, and stock-based awards. The Company’s estimates are based on historical information available as of the date of the consolidated financial statements and various other assumptions that the Company believes are reasonable under the circumstances. Actual results may differ materially from those estimates or assumptions.

Foreign Currency and Currency Translation
Foreign Currency and Currency Translation
The functional currency for the Company’s wholly owned foreign subsidiaries in Canada, Japan, Spain and the United Kingdom is USD, Japanese Yen, Euro and British Pound, respectively. Assets and liabilities of these subsidiaries are translated into United States dollars (“USD”) at the exchange rate in effect on the balance sheet date. Income and expenses are translated at the average exchange rate in effect during the period. Unrealized translation gains and losses are recorded as a translation adjustment, which is included in the consolidated statements of convertible preferred stock and stockholders’ deficit as a component of accumulated other comprehensive loss. Adjustments that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other expense, net in the consolidated statements of operations and comprehensive loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. As of December 31, 2023, and 2022, the amount of cash equivalents included in cash and cash equivalents totaled $2,693 and $9,763, respectively.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the differences between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more likely than not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. The Company had accrued no amounts for interest or penalties related to uncertain tax positions as of December 31, 2023 and 2022.

Concentration of Credit Risk
Concentrations of Credit Risk
Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents at high-quality and accredited financial institutions.
The Company performs ongoing credit evaluations of its customers and generally requires no collateral to secure accounts receivable. Accounts receivable is presented after consideration of an allowance for credit losses, which is an estimate of amounts that may not be collectible. In determining the amount of the allowance at each reporting date, the Company makes judgments about general economic conditions, historical write-off
experience and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Account balances are written off after all means of collection are exhausted and the potential for recovery is determined to not be probable. As of December 31, 2023 and 2022, the Company recorded zero allowance for credit losses.
As of December 31, 2023, the Company’s accounts receivable was from three main customers, representing approximately 43%, 31% and 26% of the Company’s total accounts receivable. As of December 31, 2022, the Company’s accounts receivable was from three main customers, representing approximately 37%, 35% and 21% of the Company’s total accounts receivable.

For the year ended December 31, 2023, the Company had four customers that represented greater than 10% of the Company’s total revenue and revenue recognized from these customers represented approximately 35%, 26%, 20% and 17% of total revenue. For the year ended December 31, 2022, the Company had four customers that represented greater than 10% of the Company’s total revenue, and revenue recognized from these customers represented approximately 30%, 27%, 19% and 15% of total revenue.

Share-Based Compensation
Stock-Based Compensation
The Company measures all stock-based awards granted to employees, directors and non-employees
based on the fair value of the awards on the date of grant using the Black-Scholes option-pricing model. The Company measures restricted stock awards using the difference, if any, between the purchase price per share of the award and the fair value of the Company’s common stock at the date of grant.
The Company grants stock options and restricted stock awards that are subject to service-based vesting conditions. Compensation expense for awards to employees and directors with service-based vesting conditions is recognized using the straight-line method over the requisite service period, which is generally the vesting period of the respective award. Compensation expense for awards to non-employees
with service-based vesting conditions is recognized in the same manner as if the Company had paid cash in exchange for the goods or services, which is generally over the vesting period of the award. The Company accounts for forfeitures as they occur.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Restricted Cash
Restricted Cash
Restricted cash consists of cash on deposit to secure a letter of credit totaling $137 as of December 31, 2023, and 2022 that is required to be maintained in connection with the Company’s lease arrangements. The letter of credit is expected to be renewed until the lease expiration in 2024. As of December 31, 2023, and 2022, the Company classified its restricted cash as non-current
asset on the consolidated balance sheet based on the release date of the restrictions.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2023	2022
Cash and cash equivalents	$3,332	$10,073
Restricted cash	137	137

Total cash, cash equivalents and restricted cash	$3,469	$10,210

Deferred Offering Costs
Deferred Offering Costs
Deferred transaction costs consist of direct legal, accounting and other fees and costs directly attributable to the Company’s Merger, as defined below, with Andretti Acquisition Corp. (“AAC”) (see Notes 15 and 16). The Company capitalized deferred transaction costs prior to the close of the Merger, which are included in deferred offering costs within the consolidated balance sheet as of December 31, 2023. The Company will reclassify the deferred transaction costs related to the Merger to additional paid-in
capital to offset the proceeds received upon the closing (the “Closing”) of the merger with Andretti Acquisition Corp. (the “Merger”). The deferred transaction costs were $1,943 as of December 31, 2023.

Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
The Company’s cash equivalents are carried at fair value in Level 1, determined according to the fair value hierarchy described above (see Note 3). The carrying values of the Company’s accounts receivable, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these instruments. The Company’s Senior Notes (see Note 6) are carried at fair value, determined according to level 3 inputs in the fair value hierarchy described above.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Costs for capital assets not yet placed into service are capitalized and are depreciated once placed into service. Upon retirement or sale, the cost of assets disposed of, and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in loss from operations. Expenditures for repairs and maintenance that do not improve or extend the life of the respective assets are charged to expense as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist primarily of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss would be recognized in loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. If such asset group is considered to be impaired, the impairment loss to be recognized is measured based on the excess of the carrying value of the impaired asset group over its fair value.
For the years ended December 31, 2023, and 2022, the Company did not recognize any impairment losses on long-lived assets.

Leases
Leases
Effective on January 1, 2022, the Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). In accordance with ASC 842, the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use
(“ROU”) asset and a lease liability on the consolidated balance sheets for all leases with a lease term of greater than twelve months. For all asset classes, the Company has elected to not recognize leases with a lease term of twelve months or less on the balance sheet and will recognize lease payments for such short-term leases as an expense on a straight-line basis.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components are items or activities that transfer a good or service to the lessee, and may include items such as maintenance, utilities, or other operating costs. Upon its adoption of ASC 842, the Company elected to account for the lease and associated non-lease
components as a single lease component for all existing classes of underlying assets. Variable costs associated with leases, such as utilities or maintenance costs, are not included in the measurement of ROU assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Finance and operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term and are measured using the discount rate implicit in the lease if readily determinable. If the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based upon the available information at the lease commencement date. The Company’s incremental borrowing rate reflects the fixed rate at which the Company could borrow the amount of lease payments in the same currency on a collateralized basis, for a similar term in a similar economic environment. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option.

Convertible Notes
Convertible Notes
The Company performed an analysis of all of the terms and features of the Senior Notes and the Senior Secured Notes, (collectively, the “Convertible Notes”). The Company elected the Fair Value Option to account for the Senior Notes. The Senior Notes were remeasured at fair value at each balance sheet date until they were converted to Senior Secured Notes (see Note 9). Changes in the fair value of the Senior Notes were recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company elected the option of combining interest expense and the change in fair value as a single line item within the consolidated statements of operations and comprehensive loss. Differences between the fair value of the Senior Notes and the proceeds received were presented within other income (expense), net in the consolidated statements of operations and comprehensive loss.
The Company accounts for the Senior Secured Notes at amortized cost, as they were issued at a substantial premium and do not qualify for the Fair Value Option. The Company concluded that the optional conversion features were not required to be bifurcated and separately accounted for as a derivative. Costs related to the issuance of the Senior Secured Notes are recorded as a debt discount and amortized over the term of the Senior

Secured Notes and are recorded in other income (expense), net within the consolidated statements of operations and comprehensive loss using the effective interest method.

Segment Information
Segment Information
The Company manages its business as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s chief executive officer, who is the chief operating decision maker, reviews the Company’s financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. As of December 31, 2023, and 2022, the Company does not have material long-term assets outside the U.S.

Classification of Convertible Preferred Stock
Classification of Convertible Preferred Stock
The Company has classified its Convertible Preferred Stock outside of stockholders’ deficit on the Company’s consolidated balance sheets because the holders of such stock have redemption features and certain liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company and would require the redemption of the then-outstanding Convertible Preferred Stock.

Capitalization of Software Development Costs
Capitalization of Software Development Costs
The Company incurred software development costs related to development of its quantum computing platform. Given that the Company may sell the platform both as a service as well as a license, the Company evaluates software development costs to determine the point where technological feasibility is established. The Company has determined that technological feasibility is typically concurrently with the release, and therefore there have not been significant costs capitalized through December 31, 2023. Costs incurred in connection with maintenance and customer support are also expensed as incurred.

Revenue Recognition
Revenue Recognition
Revenue is recognized when the Company satisfies a performance obligation by transferring goods or services promised in a contract to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. Performance obligations in contracts represent distinct or separate goods or services that the Company provides to customers.
The Company recognizes revenue using the following steps: 1) identification of the contract, or contracts with a customer, 2) identification of performance obligations in the contract, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations in the contract and 5) recognition of revenue when or as the Company satisfies the performance obligations.
At contract inception, the Company assesses the goods and services promised in its contracts with customers and identifies a performance obligation for each promise to transfer to the customer a good or service (or bundle of goods or services) that is distinct.
The Company currently earns revenue primarily from subscriptions to its software platform, referred to as the Orquestra Platform, and services. The Company’s subscriptions to its Orquestra Platform are currently offered as stand-ready access to the Company’s cloud environment for access on an annual or multi-year basis.

The Company’s consulting services may result in either single or multiple performance obligations based on the contractual terms. The Company may also offer services in the form of stand-ready scientific and software engineering services, which are typically only offered in conjunction with the Orquestra Platform. The Company evaluates its contracts at inception to determine if the promises represent a single, combined performance obligation or multiple performance obligations. The Company allocates the transaction price to the performance obligations identified. Judgment is required to allocate the transaction price to each performance obligation. The Company utilizes a stand-alone selling price methodology based on observable or estimated prices for each performance obligation. The Company considers market conditions, entity-specific factors, and information about the customer that is reasonably available to the entity when estimating stand-alone selling price for those performance obligations without an observable selling price. The Company’s contracts do not contain rights of return, and any variable consideration as the result of service level agreements has been immaterial. The Company does not have other contractual terms that give rise to variable consideration.
Revenue from subscriptions to the Company’s Orquestra Platform to date have only been sold as access to the platform in its hosted environment and are therefore recognized over the contract term on a ratable basis, as the promise represents a stand-ready performance obligation.
Revenue from consulting services is generally recognized over time. The Company’s contracts typically contain fixed-fee
transaction prices. The Company determines and records a provision for loss contracts at the contract level when the current estimate of total costs of the contract at completion exceeds the total consideration the Company expects to receive. The Company has not recorded any provision for loss contracts at December 31, 2023 or December 31, 2022.
For consulting services, the Company measures progress toward satisfaction of the performance obligation as the services are provided, and revenue is generally recognized based on the labor hours expended over time. Through this method, the Company recognizes revenue based on the actual labor hours incurred to date compared to the current estimate of total labors hours to satisfy the performance obligation. The Company believes this method best reflects the transfer of control to the customer. This method requires periodic updates to the total estimated hours to complete the contract, and these updates may include subjective assessments and judgments. The Company had limited contracts for which, based on the Company’s determination of the enforceability of payment terms, revenue was recognized at a point in time when payment became enforceable.
Revenue from services sold in the form of stand-ready scientific and software engineering services are recognized over the contract term on a ratable basis, as the obligation represents a stand-ready obligation.
The Company’s payment terms vary by contract and do not contain significant financing components. Amounts collected in advance of revenue recognized are recorded as deferred revenue in the consolidated balance sheets.
The Company’s balances resulting from contracts with customers include the following:
Contract Acquisition Costs—
The Company incurs and pays commissions at the commencement of the contract. The period of the related revenue stream is typically less than one year in duration, and as such, the Company applies the practical expedient to expense the costs in the period in which they were incurred.
The Company capitalizes contract acquisition costs for contracts where the period of the related revenue stream exceeds one year. As of December 31, 2023, 2022 and 2021, capitalized contract acquisition costs of $38,

$281, and $84, respectively, were included in prepaid expenses and other current assets and zero, $142, and zero were included in other non-current
assets on the consolidated balance sheets, respectively. There was $75 and $275 of amortization of contract acquisition costs recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023, and 2022, respectively.
Accounts Receivable—
Accounts receivable represents amounts billed or unbilled to customers that have yet to be collected and represents an unconditional right to receive this consideration from its customers. Account balances are written off against the allowance in the period in which the Company determines that is it probable that the receivable will not be recovered. As of December 31, 2023, and 2022, the Company had zero allowance for doubtful accounts.
Deferred Revenue—
Deferred revenue represents payments received for which revenue has not yet been recognized.
Balances from contracts with customers for the year ended December 31, 2023, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$1,341	$600
Unbilled accounts receivable	597	827
Deferred revenue	744	500
All deferred revenue as of December 31, 2022 was recognized as revenue during the year ended December 31, 2023. The increase in deferred revenue is due to increased customer billings for revenue not yet delivered for consulting services and subscriptions relating to timing of satisfaction of the Company’s performance obligations.
Balances from contracts with customers for the year ended December 31, 2022, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$600	$938
Unbilled accounts receivable	827	33
Deferred revenue	500	821
All deferred revenue as of December 31, 2021 was recognized as revenue during the year ended December 31, 2022. All revenue from contracts with customers was generated in the U.S. and was recognized over time during the years ended December 31, 2023 and 2022.

Cost of Revenue
Cost of Revenue
Cost of revenue includes expenses related to supporting product offerings. The Company’s primary cost of revenue is personnel costs, including salaries and other personnel-related expense. Cost of revenue also includes costs relating to the Company’s information technology and systems, including depreciation, network costs, data center maintenance, database management and data processing costs. The Company allocates these overhead expenses based on headcount, and thus these expenses are reflected in cost of revenue and each operating expense category.

Research and Development Expenses
Research and Development Expenses
Research and development expenses consist primarily of expenses and overhead costs incurred in developing new products. The Company expenses all research and development costs as incurred.

Sales and Marketing Expenses
Sales and Marketing Expenses
Advertising expenses, which are included in sales and marketing expense in the consolidated statement of operations and comprehensive loss, primarily include promotional expenditures, and are expensed as incurred. The amount incurred for advertising expenses for the years ended December 31, 2023, and 2022 was immaterial.
In addition, sales and marketing expenses consist primarily of personnel-related costs, including salaries and wages, benefits, commissions, bonuses and stock-based compensation expense for the Company’s employees engaged in sales and sales support, business development, marketing, corporate partnerships, and customer service functions. Sales and marketing expenses also include costs incurred for market research, tradeshows, branding, marketing, promotional expense, and public relations, as well as facilities and other supporting overhead costs, including depreciation and amortization.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses consist primarily of salaries, benefits and other related costs, for personnel and consultants in the Company’s executive and finance functions. General and administrative expenses also include professional fees for legal, finance, accounting, intellectual property, auditing, tax and consulting services, travel expenses and facility-related expenses, which include allocated expenses for rent and maintenance of facilities and other operating costs not otherwise included in research and development expenses or sales and marketing expenses.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. The comprehensive loss for the Company equals its net loss plus changes in foreign currency translation for all periods presented.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments – Credit Losses
(“ASU
2016-13”),
which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU
2016-13
became effective for the Company for annual and interim reporting periods beginning after December 15, 2022. The Company adopted ASU
2016-13
on January 1, 2023. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40)
(“ASU
2020-06”).
ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU
2020-06
will have on its consolidated financial statements.
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires all public entities, including public entities with a single reportable segment, to provide in interim and annual periods one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures. The guidance in this update is effective for fiscal years beginning after December 15, 2023, and interim periods after December 15, 2024. The Company is currently in the process of evaluating the effects of this pronouncement on its related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregated information related to income taxes paid, income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. The requirements of the ASU are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently in the process of evaluating the impact of this pronouncement on its related disclosures.

ANDRETTI ACQUISITION CORP. [Member]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).
Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and Shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Marketable Securities Held in Trust Account
Marketable Securities Held in Trust Account
At December 31, 2023 and 2022, all of the assets held in the Trust Account were held in money market funds, which are invested primarily in U.S. Treasury securities.
In connection with the July 14, 2023 special meeting, shareholders holding an aggregate of 15,105,199 of the Company’s Class A ordinary shares exercised their right to redeem their shares prior to the redemption deadline on July 12, 2023. Following the withdrawals from the trust account in connection with such redemptions, approximately $84.2 million remained in the trust account (based on the redemption amount of $10.66 per share).

Convertible Promissory Notes—Related Party
Convertible Promissory Notes—Related Party
The Company accounts for its convertible promissory notes under ASC 815, Derivatives and Hedging (“ASC 815”). Under
ASC815-15-25,
the election can be at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825. The Company has made such election for its convertible promissory notes. Using the fair value option, the convertible promissory notes are required to be recorded at their initial fair value on the date of issuance, each drawdown date, and each balance sheet date thereafter. Differences between the face value of the notes and fair value at each drawdown date are recognized as either an expense in the consolidated statements of operations (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the notes are recognized as non-cash
gains or losses in the consolidated statements of operations. The fair value of the option to convert into private warrants was valued utilizing the closed-form model.

Offering Costs
Offering Costs
The Company complies with the requirements of Accounting Standards Codification (“ASC”)
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs amounted to $23,807,600, consisting of $4,600,000 of underwriting fees, $8,050,000 of deferred underwriting fees, $10,402,810 for the fair value of the Founder Shares attributable to the Sponsor
Co-Investor (see
Note 5), and $754,790 of other offering costs. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to the total proceeds received. Offering costs associated with the Class A ordinary shares were charged against their carrying value and offering costs associated with the warrants were charged to additional paid-in
capital.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” (“ASC 480”) Class A Ordinary Shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including Class A Ordinary Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Ordinary Shares are classified as shareholders’(deficit) equity. The Company’s Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2023, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A Ordinary Shares to equal the redemption value at the end of each reporting period.

Increases or decreases in the carrying amount of redeemable Class A Ordinary Shares are affected by charges against additional paid in capital and accumulated deficit.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of
December
31, 2023 and 2022, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Net (Loss) Income Per Ordinary Share
Net (Loss) Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per ordinary share is computed by dividing net (loss) income by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted (loss) income per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 11,500,000 Class A ordinary shares in the aggregate. As of December 31, 2023, the Company had dilutive securities that are Public Warrants that could potentially be exercised into ordinary shares and then share in the earnings of the Company. The warrants are not exercisable until 30 days after the completion of a Business Combination. As a result, diluted net (loss) income per ordinary share is the same as basic net (loss) income per ordinary share for the periods presented.

	Year Ended December 31,		Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(638,273)	$(224,646)	$1,449,493	$390,797
Denominator:
Basic and diluted weighted average shares outstanding	16,337,159	5,750,000	21,928,767	5,715,068
Basic and diluted net (loss) income per ordinary share	$(0.04)	$(0.04)	$0.07	$0.07

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. The Company had not experienced losses on this account.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

Warrant Instruments
Warrant Instruments
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. Upon further review of the warrant agreements, management concluded that the Public Warrants and Private Placement Warrants to be issued pursuant to the warrant agreements qualify for equity accounting treatment.

Share-Based Compensation
Share-Based Compensation
The Company adopted ASC Topic 718, Compensation—Stock Compensation, guidance to account for its share-based compensation. It defines a fair value-based method of accounting for an employee share option or similar equity instrument. The Company recognizes all forms of share-based payments, including share option grants, warrants and restricted share grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest. Share-based payments, excluding restricted shares, are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to nonemployees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Share-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the statements of operations.

Recently Adopted Accounting Pronouncements
Recent Accounting Standards
In June 2016, the FASB issued Accounting Standards Update (“ASU”)
2016-13–Financial
Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”). This
update requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Since June 2016, the FASB issued clarifying updates to the new standard including changing the effective date for smaller reporting companies. The guidance is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2016-13
on January 1, 2023. The adoption of ASU
2016-13
did not have a material impact on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.